Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Number of Shares [1]	Ordinary shares	Additional paid-in capital	Statutory reserve	Retained earnings (Accumulated loss)	Accumulated other comprehensive income (loss)	Equity attributable to the Company’s shareholders	Non-controlling interest	Total
Balance at Jun. 30, 2022	$ 4,425		$ 33,452,332	$ 664,100	$ 31,374,073	$ (945,093)	$ 64,549,837	$ (19,953)	$ 64,529,884
Balance (in Shares) at Jun. 30, 2022		4,425
Net loss					(3,202,169)		(3,202,169)	(113,959)	(3,316,128)
Foreign currency translation adjustment						(2,104,002)	(2,104,002)	(27,491)	(2,131,493)
Acquisition of 75% ownership in Zhongrun	12,124		11,338,195				11,350,319	2,156,098	13,506,417
Acquisition of 75% ownership in Zhongrun (in Shares)		12,124
Acquisition of 60% ownership in Youyou								131,890	131,890
Acquisition of 100% ownership in Chuangying	1,444		5,591,605				5,593,049		5,593,049
Acquisition of 100% ownership in Chuangying (in Shares)		1,444
Shares issued to investors	9,630		7,835,127				7,844,757		7,844,757
Shares issued to investors (in Shares)		9,630
Shares issued under equity incentive plan	200		105,800				106,000		106,000
Shares issued under equity incentive plan (in Shares)		200
Shares issued for conversion of convertible notes	2,728		2,192,272				2,195,000		2,195,000
Shares issued for conversion of convertible notes (in Shares)		2,728
Balance at December 31, 2022 at Dec. 31, 2022	30,551		60,515,331	664,100	28,171,904	(3,049,095)	86,332,791	2,126,585	88,459,376
Balance at December 31, 2022 (in Shares) at Dec. 31, 2022		30,551
Balance at Jun. 30, 2023	544,981		146,460,821	664,100	(3,632,766)	(7,109,254)	136,927,882	880,724	$ 137,808,606
Balance (in Shares) at Jun. 30, 2023		544,981							544,981	[2]
Net loss					(5,169,892)		(5,169,892)	(23,601)	$ (5,193,493)
Foreign currency translation adjustment						693,938	693,938	(5,949)	687,989
Shares issued to investors	2,146,341		9,855,079				12,001,420		12,001,420
Shares issued to investors (in Shares)		2,146,341
Shares issued under equity incentive plan	52,000		275,340				327,340		327,340
Shares issued under equity incentive plan (in Shares)		52,000
Shares issued for conversion of convertible notes	334,900		3,145,779				3,480,679		3,480,679
Shares issued for conversion of convertible notes (in Shares)		334,900
Balance at December 31, 2022 at Dec. 31, 2023	$ 3,078,222		$ 159,737,019	$ 664,100	$ (8,802,658)	$ (6,415,316)	$ 148,261,367	$ 851,174	$ 149,112,541
Balance at December 31, 2022 (in Shares) at Dec. 31, 2023		3,078,222							3,078,222	[2]

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.
[2]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.